DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2022
Derivative Liabilities
DERIVATIVE LIABILITIES

9. DERIVATIVE LIABILITIES

The fair value of the Company’s derivative liabilities is estimated at the issuance date and is revalued at each subsequent reporting date. We estimate the fair value of derivative liabilities associated with our convertible notes payable and stock options using a multinomial lattice model based on projections of various potential future outcomes. Where the number of stock options or common shares to be issued under these agreements is indeterminate, the Company has concluded that the equity environment is tainted, and all additional stock options, convertible debt and equity are included in the value of the derivatives.

The significant assumptions used in the valuation of the derivative liabilities as of December 31, 2022 are as follows:

Conversion to stock	Monthly
Stock price on the valuation date	$0.008
Risk free interest rates	3.02% - 6.81%
Years to maturity	0.90 - 5.00
Expected volatility	182.3% – 318.8%

The value of our derivative liabilities was estimated as follows as of:

	December 31, 2022	December 31, 2021

Convertible notes payable	$740,157	$1,512,336
Stock options	493,522	4,412,878

Total	$1,233,679	$5,925,214

The calculation input assumptions are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liability will fluctuate from period to period, and the fluctuation may be material.